Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated June 2, 2020 to the most recent variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; Accumulator® (IRA, NQ, QP); Accumulator® Advisor; Accumulator® Elite®; Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Plus®; Accumulator® Select®; Accumulator® Select® II; At RetirementSM(1); AXA Equitable Retirement Income for LifeSM; EQUI-VEST® At RetirementSM(1); Income Manager® Accumulator®; Income Manager® Rollover IRA; Stylus®
EQ/MFS Technology	will be added to	Accumulator® LifeSM; Corporate Owned Incentive Life®; EQUI-VEST® At RetirementSM; IL Protector; Incentive Life® COLI ; Incentive Life® COLI ‘04; Paramount LifeSM; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B Series E; Survivorship 2000SM; Survivorship Incentive LifeSM; Survivorship Incentive LifeSM ‘02

Subject to any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	Accumulator® LifeSM; EQUI-VEST® At RetirementSM(1); IL Protector; Paramount LifeSM; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B Series E; Survivorship 2000SM; Survivorship Incentive LifeSM; Survivorship Incentive LifeSM ‘02
1290 VT SmartBeta Equity	will be added to	Accumulator®; Accumulator® (IRA, NQ, QP); Accumulator® Advisor; Accumulator® Elite®; Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Plus®; Accumulator® Select®; Accumulator® Select® II; EQUI-VEST® At RetirementSM(1); Income Manager® Accumulator®; Income Manager® Rollover IRA

GW - All Equitable; CSVUL (EFLOA)	#905976

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	EQUI-VEST® At RetirementSM(1)
EQ/Conservative Allocation	will be added to	Investment Edge®
EQ/Morgan Stanley Small Cap Growth	will be added to	Accumulator® LifeSM; Corporate Sponsored Variable Universal Life (Equitable Financial Life Insurance Company of America*); EQUI-VEST® At RetirementSM(1); Investment Edge®; IL Protector; Survivorship 2000SM; Survivorship Incentive LifeSM; Survivorship Incentive LifeSM ‘02
(1)	For contracts issued prior to June 20, 2009.
*	Formerly known as MONY Life Insurance Company of America.

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

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